Equity (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended
	Jun. 06, 2018	Jun. 06, 2018	Jun. 05, 2018	Apr. 27, 2018	Nov. 12, 2017	Feb. 28, 2019	Mar. 31, 2018	Mar. 31, 2019
Ordinary shares outstanding	11,730,425	11,730,425						86,896,779
Ordinary share price per shares	$ 9.76	$ 9.76
Preferred shares issued
Preferred shares outstanding
Shares previously subject to redemption, shares		16,921,700
Reclassification of shares previously subject to redemption		$ 165,200,000
Redemption value price per shares	10.11	$ 10.11
Underwriting fee per share	$ 0.35	$ 0.35
Redeemed shares, shares		1,916,511
Redeemed shares value		$ 19,400,000
Ordinary shares issued for underwriting fees, value		$ 3,700,000
Ordinary shares issued for underwriting fees, shares		307,465
Acquired percentage of shares outstanding	12.00%	12.00%
GES Transaction [Member]
Business acquisition exchange shares	25,309,848
Business acquisition payments	$ 29,300,000
Business combination, ordinary shares	3,036,381
Acquired percentage of shares outstanding	88.00%	88.00%
NPS Holdings Limited [Member] | Predecessor [Member]
Ordinary shares outstanding							342,250,000
Dividends paid per share							$ 0.13
NPS Holdings Limited [Member] | Mr. Abdulaziz Mubarak Al-Dolaimi and Mr. Fahad Abdulla Bindekhayel [Member] | Predecessor [Member]
Ordinary share price per shares							$ 1
Number of convertible shares issued							37,000,000
Stock Purchase Agreement [Member]
Business combination, ordinary shares					418,001
Business combination, consideration transferred					$ 4,700,000
Stock Purchase Agreement [Member] | NPS Holdings Limited [Member]
Number of ordinary shares issuance						1,300,214
Stock Purchase Agreement [Member] | NPS Holdings Limited [Member] | First Closing [Member]
Business acquisition exchange shares					83,660,878
Stock Purchase Agreement [Member] | NPS Holdings Limited [Member] | Second Closing [Member]
Business combination, ordinary shares					11,318,828
Stock Purchase Agreement [Member] | Hana Investments [Member]
Number of ordinary shares issuance					13,340,448
Business acquisition payments					$ 292,800,000
Hana Loan Agreement [Member]
Ordinary share price per shares			$ 11.244
Business combination, ordinary shares			53,362
Principal amount borrowed			$ 50,000,000
Origination fee			$ 600,000
Relationship Agreement [Member] | Hana Investments [Member]
Ordinary share price per shares			$ 11.244
Business combination, ordinary shares			213,447
Business combination, consideration transferred			$ 2,100,000
Forward Purchase Agreement [Member] | Backstop Investor [Member]
Business acquisition payments				$ 48,293,763
Business combination, ordinary shares				4,829,375
Public Warrants [Member]
Warrants								22,921,700
Ordinary share price per shares								$ 5.75
Warrants expire date								Jun. 06, 2023
Warrants term								5 years
Private Warrants [Member]
Warrants								12,618,680
Ordinary share price per shares								$ 5.75
Warrants expire date								Jun. 06, 2023
Warrants term								5 years